Allowance for Losses on Loans - Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	$ 8,669,717,000		$ 7,990,545,000
Allowance for loans acquired	0		0
Nonaccrual loans by portfolio segment	87,431,000		131,299,000
Allowance for credit losses, charge-offs, net of recoveries	14,365,000		17,756,000
Allowance for probable losses	112,347,000		116,741,000		133,147,000
Non-Performing Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	147,311,000		213,616,000
Ratio of non-performing assets to total assets	1.00%		1.63%
Acquired loans subject to general allowance	42,590,000
Nonaccrual loans by portfolio segment	87,431,000		131,299,000
Decrease in non-accrual loans	33.40%
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	8,316,874,000	[1]	7,495,504,000	[1]
Allowance for probable losses	112,287,000		113,268,000
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	134,736,000	[1]	159,564,000	[1]
Allowance for probable losses	$ 60,000		$ 3,473,000

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans